Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
8. Leases
We have non-cancelable operating leases for our corporate offices in Tel Aviv, Israel and in New York, New York in the United States. The leases for these facilities in Tel Aviv and New York expire in 2031 and 2029, respectively and we have options to renew these leases through 2036 and 2034, respectively. These renewal options are excluded from the calculation of operating lease ROU assets and operating lease liabilities. We sublease a portion of our office space in Tel Aviv and New York.
The components of operating lease cost for the years ended December 31, 2024, 2023, and 2022 were as follows:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Operating lease cost	$5,756	$6,242	$6,140
Variable lease cost	1,186	1,010	1,257
Short-term lease cost	118	170	304
Sublease income	(1,805)	(1,347)	(786)
Total operating lease cost	$5,255	$6,075	$6,915
As of December 31, 2024, the weighted average remaining lease term and the weighted average discount rate for our operating leases were 5.5 years and 4.6%, respectively. As of December 31, 2023, the weighted average remaining lease term and the weighted average discount rate for our operating leases were 6.5 years and 4.6%, respectively.
The future minimum lease payments included in the measurement of our operating lease liabilities as of December 31, 2024, were as follows:

Amount
Year Ending December 31,
2025	$5,696
2026	5,741
2027	5,787
2028	5,833
2029	4,497
Thereafter	3,438
Total undiscounted lease payments	30,992
Less: imputed interest	(3,462)
Present value of operating lease liabilities	$27,530
The following table presents our operating lease ROU assets by geographic region:

	As of December 31,
	2024	2023
	(in thousands)
Israel	$16,074	$18,782
United States	9,236	10,960
Total operating lease right-of-use assets	$25,310	$29,742

Excluded from the tables above is an unsecured and undated promissory note issued in December 2020 in connection with the execution of a lease agreement for an amount of $2.9 million and $2.9 million as of December 31, 2024 and 2023, respectively. The promissory note may only be withdrawn in the event of a material and fundamental breach of the lease agreement. The promissory note expires three months after the lease termination date. As of December 31, 2024 and 2023, we were in full compliance of the terms and conditions of the promissory note, and the promissory note has not been withdrawn.